CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Net loss for the period	$ (4,453,454)	$ (4,347,337)	$ (8,165,785)	$ (7,160,950)
Items that may be reclassified subsequently to the consolidated statement of operations:
Unrealized gain on marketable securities (Note 5)	40,273	18,603	68,216	54,973
Other comprehensive income	40,273	18,603	68,216	54,973
Comprehensive loss for the period	$ (4,413,181)	$ (4,328,734)	$ (8,097,569)	$ (7,105,977)